Options and Warrants	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options and Warrants

NOTE 12 – Options and Warrants

The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2013	10,133,506	$0.74
Granted	1,209,172	0.66
Exercised	(146,250)	0.77
Forfeited	-	-
Cancelled	(100,000)	2.45
Expired	-	-
Outstanding as of December 31, 2014	11,096,428	$0.72

Outstanding as of December 31, 2014	11,096,428	$0.72
Granted	678,157	0.25
Exercised	-	-
Forfeited	(162,283)	0.90
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2015	11,612,302	$0.68
Options exercisable as of December 31, 2015	11,387,052	$0.68
Options exercisable and expected to vest as of December 31, 2015	11,612,302	$0.68

We account for all stock-based payment awards made to employees and directors based on estimated fair values. We estimate the fair value of share-based payment awards on the date of grant using an option-pricing model and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period.

On April 8, 2015, the Board of Directors agreed to extend the expiration date on options granted to employees and directors that resign or are terminated from the Company without cause from 90 days to one year. All stock-based payment awards made to employees and directors are accounted for based on estimated fair values. The value assigned to the options that were modified through the Board resolution have an estimated value of $102,426.

We use the BSM option-pricing model as our method of valuation. The fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The fair value of share-based payment awards on the date of grant as determined by the BSM model is affected by our stock price as well as other assumptions. These assumptions include, but are not limited to:

•	Expected term is generally determined using weighted average of the contractual term and vesting period of the award;

•	Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history for awards granted through June 30, 2014. Thereafter, we began using our own trading history as we deemed there to be sufficient history at that point in time;

•	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

•	Forfeitures are based on the history of cancellations of awards granted by the Company and management’s analysis of potential forfeitures.

The weighted average expected term of options outstanding and exercisable as of December 31, 2015 were 6.85 years and 6.77 years, respectively. There was no intrinsic value for any options outstanding as of December 31, 2015.

The estimated value of employee stock options granted during the years ended December 31, 2015 and 2014 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2015	2014
Expected volatility	86 – 110%	40 - 86%
Risk-free interest rate	0.89 – 1.21%	0.16 – 0.70%
Expected dividends	0.00%	0.00%
Expected term in years	3 – 5	3 – 5

The weighted-average grant date fair value per share of options for the year ended December 31, 2015 was $0.25.

At December 31, 2015, the amount of unearned stock-based compensation currently estimated to be expensed over future years related to unvested common stock options is approximately $42,021, net of estimated forfeitures. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense or calculate and record additional expense.  Future stock-based compensation expense and unearned stock-based compensation will increase to the extent that the Company grants additional common stock options or other stock-based awards.

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2013	19,530,441	1.08
Granted	5,305,513	0.86
Exercised	(6,268,628)	1.33
Forfeited	-	-
Cancelled	-	-
Expired	(1,000,000)	1.00
Outstanding as of December 31, 2014	17,567,326	0.93

Outstanding as of December 31, 2014	17,567,326	0.93
Granted	-	-
Exercised	(1,000,000)	0.0001
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding and exercisable as of December 31, 2015	16,567,326	1.02

The Company recorded expense of $515,436 (including $102,426 of option modification expense) and $1,384,929 for options and warrants during the years ended December 31, 2015 and 2014, respectively.

As of December 31, 2015, the Company had 966,771 common shares reserved for future issuance under the Company’s stock plans.

All warrants exercised during 2014 were for cash.  The Company issued an aggregate of 6,268,628 shares of Common Stock, par value $0.0001 per share, upon the exercise of 6,268,628 warrants.  The Company temporarily reduced the exercise price of all of its outstanding warrants to $0.50 per share for a period beginning on June 4, 2014, and ending on July 1, 2014 (the “Temporary Exercise Period”). During the Temporary Exercise Period, forty-six warrant holders exercised a total of 6,268,628 warrants and therefore purchased 6,268,628 shares of common stock in exchange for an aggregate purchase price of $3,134,314. The Company utilized the services of two FINRA registered placement agents during the Temporary Exercise Period. In connection with the warrant exercises, the Company paid an aggregate cash fee of approximately $62,144 to such placement agents. The net proceeds to the Company from the warrant exercises, after deducting the foregoing cash fee, were approximately $3,072,170.

The 1,000,000 warrants exercised during 2015 were done on a cashless basis in which the Company issued 999,667 shares of common stock (see Note 11).

■	Expected term is generally determined using the contractual term of the award;

■	Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history for awards granted through June 30, 2014. Thereafter, we began using our own trading history as we deemed there to be sufficient history at that point in time;

■	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

■	Forfeitures are based on the history of cancellations of awards granted by the Company and management’s analysis of potential forfeitures.

The weighted-average estimated fair value of warrants granted as share-based compensation during the years ended December 31, 2015 and 2014 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2015	2014
Expected volatility	-	40 - 86%
Risk-free interest rate	-	0.60 – 0.70%
Expected dividends	-	0.00%
Expected term in years	-	3 – 5

At December 31, 2015, the amount of unearned stock-based compensation currently estimated to be expensed over future years related to unvested common stock warrants is $0. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense or calculate and record additional expense.  Future stock-based compensation expense and unearned stock-based compensation will increase to the extent that the Company grants additional common stock warrants or other stock-based awards.